Leuthold Core Investment Fund
Schedule of Investments
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 62.92%
Air Freight & Logistics - 1.00%
Air Transport Services Group, Inc. (a)	57,263	$1,794,623
Atlas Air Worldwide Holdings, Inc. (a)	36,145	1,971,348
Hub Group, Inc. - Class A (a)	32,084	1,828,788
		5,594,759
Biotechnology - 3.54%
AbbVie, Inc.	34,114	3,655,315
Alexion Pharmaceuticals, Inc. (a)	28,429	4,441,747
Amgen, Inc.	19,494	4,482,061
Biogen, Inc. (a)	6,985	1,710,347
Gilead Sciences, Inc.	29,233	1,703,115
Regeneron Pharmaceuticals, Inc. (a)	8,122	3,923,819
		19,916,404
Building Products - 2.11%
Builders FirstSource, Inc. (a)	69,447	2,834,132
Carrier Global Corp.	77,570	2,925,940
Masco Corp.	26,804	1,472,344
Masonite International Corp. (a)	12,590	1,238,101
Owens Corning	22,743	1,723,010
UFP Industries, Inc.	30,053	1,669,444
		11,862,971
Capital Markets - 5.30%
Credit Suisse Group AG - ADR	210,709	2,697,075
Evercore, Inc. - Class A	34,927	3,829,396
The Goldman Sachs Group, Inc.	24,362	6,424,503
Morgan Stanley	87,286	5,981,710
Raymond James Financial, Inc.	33,302	3,186,002
Stifel Financial Corp.	64,574	3,258,379
UBS Group AG (b)	313,749	4,433,273
		29,810,338
Chemicals - 0.00% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	6,486

Construction & Engineering - 0.76%
Comfort Systems USA, Inc.	33,035	1,739,623
MasTec, Inc. (a)	36,957	2,519,728
		4,259,351
Containers & Packaging - 4.20%
Amcor PLC (b)	291,379	3,429,531
Berry Global Group, Inc. (a)	30,963	1,739,811
Graphic Packaging Holding Co.	211,866	3,589,010
International Paper Co.	68,413	3,401,494
O-I Glass, Inc.	109,662	1,304,978
Sealed Air Corp.	74,119	3,393,909
Sonoco Products Co.	57,766	3,422,636
Westrock Co.	76,925	3,348,545
		23,629,914
Distributors - 0.50%
LKQ Corp. (a)	79,737	2,809,932

Diversified Telecommunication Services - 0.74%
Verizon Communications, Inc.	71,072	4,175,480

Electronic Equipment, Instruments & Components - 1.39%
Arrow Electronics, Inc. (a)	18,922	$1,841,111
Insight Enterprises, Inc. (a)	36,957	2,812,058
SYNNEX Corp.	38,582	3,142,118
		7,795,287
Food & Staples Retailing - 1.66%
Costco Wholesale Corp.	12,996	4,896,633
Walmart, Inc.	30,865	4,449,190
		9,345,823
Health Care Providers & Services - 8.23%
Anthem, Inc.	8,529	2,738,577
Centene Corp. (a)	73,914	4,437,057
Cigna Corp.	11,778	2,451,944
CVS Health Corp.	35,333	2,413,244
Encompass Health Corp.	46,704	3,861,954
Fresenius Medical Care AG & Co. KGaA - ADR	42,643	1,772,243
HCA Healthcare, Inc.	39,394	6,478,737
Humana, Inc.	12,184	4,998,730
Laboratory Corp. of America Holdings (a)	10,153	2,066,643
McKesson Corp.	10,113	1,758,853
Premier, Inc.	39,394	1,382,729
Quest Diagnostics, Inc.	15,433	1,839,151
UnitedHealth Group, Inc.	21,525	7,548,387
Universal Health Services, Inc. - Class B	18,276	2,512,950
		46,261,199
Household Durables - 4.94%
D.R. Horton, Inc.	68,229	4,702,343
KB Home	50,359	1,688,034
La-Z-Boy, Inc.	49,547	1,973,952
Lennar Corp. - Class A	40,612	3,095,853
Meritage Homes Corp. (a)	29,241	2,421,740
Mohawk Industries, Inc. (a)	17,057	2,404,184
PulteGroup, Inc.	104,374	4,500,607
Sony Corp. - ADR	19,494	1,970,843
Toll Brothers, Inc.	62,949	2,736,393
Whirlpool Corp.	12,590	2,272,369
		27,766,318
Interactive Media & Services - 2.43%
Alphabet, Inc. - Class A (a)	5,280	9,253,939
Facebook, Inc. - Class A (a)	16,245	4,437,484
		13,691,423
IT Services - 2.56%
Concentrix Corp. (a)	38,582	3,808,043
Mastercard, Inc. - Class A	16,461	5,875,589
Visa, Inc. - Class A	21,517	4,706,414
		14,390,046
Media - 0.65%
Comcast Corp. - Class A	70,259	3,681,571

Multiline Retail - 4.54%
Dollar General Corp.	40,206	8,455,322
Dollar Tree, Inc. (a)	35,739	3,861,242
Target Corp.	74,727	13,191,557
		25,508,121
Professional Services - 2.72%
ASGN, Inc. (a)	41,018	3,426,233
Insperity, Inc.	31,678	2,579,223
Korn Ferry	42,766	1,860,321
ManpowerGroup, Inc.	28,984	2,613,777
Robert Half International, Inc.	47,923	2,994,229
TriNet Group, Inc. (a)	22,441	1,808,745
		15,282,528
Semiconductors & Semiconductor Equipment - 6.42%
Applied Materials, Inc.	79,194	$6,834,442
KLA Corp.	16,245	4,205,993
Lam Research Corp.	22,628	10,686,525
MKS Instruments, Inc.	30,053	4,521,474
SolarEdge Technologies, Inc. (a)(b)	30,899	9,860,489
		36,108,923
Software - 2.87%
Adobe, Inc. (a)	8,935	4,468,572
Microsoft Corp.	52,390	11,652,584
		16,121,156
Specialty Retail - 2.44%
AutoNation, Inc. (a)	27,616	1,927,320
Best Buy Co., Inc.	19,900	1,985,821
The Home Depot, Inc.	8,935	2,373,315
The Michaels Companies, Inc. (a)	145,798	1,896,832
Penske Automotive Group, Inc.	33,302	1,977,806
Rent-A-Center Inc.	43,861	1,679,438
Williams-Sonoma, Inc.	18,682	1,902,575
		13,743,107
Technology Hardware, Storage & Peripherals - 1.07%
Apple, Inc.	45,486	6,035,537

Thrifts & Mortgage Finance - 0.65%
Flagstar Bancorp, Inc.	45,887	1,870,354
PennyMac Financial Services, Inc.	27,048	1,774,890
		3,645,244
Trading Companies & Distributors - 1.80%
BMC Stock Holdings, Inc. (a)	41,018	2,201,846
MSC Industrial Direct Co., Inc. - Class A	15,694	1,324,417
Triton International, Ltd. (b)	31,678	1,536,700
United Rentals, Inc. (a)	14,620	3,390,524
WESCO International, Inc. (a)	21,233	1,666,790
		10,120,277
Wireless Telecommunication Services - 0.40%
T-Mobile US, Inc. (a)	16,651	2,245,387
TOTAL COMMON STOCKS (Cost $223,641,447)		$353,807,582

INVESTMENT COMPANIES - 18.77%
Exchange Traded Funds - 18.77%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	145,298	$13,288,955
iShares 5-10 Year Investment Grade Corporate Bond ETF	100,004	6,179,247
iShares Core MSCI Emerging Markets ETF	238,801	14,815,214
iShares Floating Rate Bond ETF	160,950	8,163,384
iShares Gold Trust (a)	361,856	6,560,450
iShares International Treasury Bond ETF	218,724	12,152,306
iShares MBS ETF	121,040	13,330,135
SPDR Bloomberg Barclays Short-Term High Yield Bond ETF	377,283	10,167,777
SPDR Gold Shares (a)	116,964	20,861,699
TOTAL INVESTMENT COMPANIES (Cost $88,375,713)		$105,519,167

	Principal Amount	Fair Value
CORPORATE BONDS - 3.25%
Banks - 1.06%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$5,973,026

Food Products - 0.51%
Kraft Heinz Foods Co.
3.950%, 07/15/2025	2,598,000	2,861,100

Software - 0.90%
Oracle Corp.
2.950%, 05/15/2025	4,620,000	5,073,965

Technology Hardware, Storage & Peripherals - 0.78%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	4,380,308
TOTAL CORPORATE BONDS (Cost $16,510,235)		$18,288,399

UNITED STATES TREASURY OBLIGATIONS - 0.95%
United States Treasury Notes - 0.95%
0.625%, 08/15/2030	$5,490,000	$5,352,750
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $5,467,697)		$5,352,750

FOREIGN GOVERNMENT BONDS - 3.28%
Canadian Government Bond
2.250%, 06/01/2025 (b)	CAD 8,100,000	$6,883,632
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	11,537,187
TOTAL FOREIGN GOVERNMENT BONDS (Cost $15,812,440)		$18,420,819

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 9.10%
Money Market Funds - 9.10%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.010% (c)(f)	51,197,991	$51,197,991
TOTAL SHORT-TERM INVESTMENTS (Cost $51,197,991)		$51,197,991

Total Investments (Cost $401,005,523) - 98.27%		$552,586,708
Other Assets in Excess of Liabilities - 1.73%		9,739,042
TOTAL NET ASSETS - 100.00%		$562,325,750

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2020.
(d)	Illiquid security. The fair value of this security totals $6,486 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At December 31, 2020, the market value of this security totals $13,288,955, which represents 2.36% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
December 31, 2020 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 2.25%
Aerospace & Defense - 0.20%
Axon Enterprise, Inc.	1,569	$192,250
The Boeing Co.	1,432	306,534
Cubic Corp.	2,217	137,543
HEICO Corp.	1,353	179,137
TransDigm Group, Inc.	477	295,191
		1,110,655
Airlines - 0.05%
Southwest Airlines Co.	6,514	303,618

Banks - 0.02%
Pacific Premier Bancorp, Inc.	3,717	116,454

Capital Markets - 0.01%
Hamilton Lane, Inc. - Class A	1,068	83,357

Chemicals - 0.12%
Albemarle Corp.	1,958	288,844
Nutrien Ltd. (b)	5,412	260,642
Tronox Holdings PLC (b)	7,877	115,162
		664,648
Commercial Services & Supplies - 0.05%
MSA Safety, Inc.	1,140	170,305
US Ecology, Inc.	2,421	87,955
		258,260
Communications Equipment - 0.01%
ViaSat, Inc.	2,455	80,156

Construction & Engineering - 0.05%
WillScot Mobile Mini Holdings Corp.	11,083	256,793

Electric Utilities - 0.05%
Edison International	4,536	284,951

Entertainment - 0.08%
Cinemark Holdings, Inc.	6,650	115,776
Live Nation Entertainment, Inc.	3,035	223,012
Madison Square Garden Sports Corp. - Class A	648	119,297
		458,085
Food & Staples Retailing - 0.04%
Sysco Corp.	3,367	250,033

Food Products - 0.03%
Beyond Meat, Inc.	1,330	166,250

Health Care Equipment & Supplies - 0.30%
Alcon, Inc. (b)	4,297	283,516
Becton Dickinson and Co.	1,125	281,497
Boston Scientific Corp.	6,241	224,364
The Cooper Companies, Inc.	818	297,196
Insulet Corp.	1,125	287,584
Mesa Laboratories, Inc.	546	156,505
Penumbra, Inc.	784	137,200
		1,667,862
Hotels, Restaurants & Leisure - 0.44%
Aramark	6,241	$240,154
Choice Hotels International, Inc.	1,773	189,232
Churchill Downs, Inc.	1,057	205,893
Hilton Worldwide Holdings, Inc.	2,447	272,253
Marriott Vacations Worldwide Corp.	1,773	243,291
MGM Resorts International	5,754	181,309
Norwegian Cruise Line Holdings, Ltd.	6,907	175,645
Planet Fitness, Inc. - Class A	3,035	235,607
Restaurant Brands International, Inc. (b)	4,740	289,662
Shake Shack, Inc. - Class A	1,535	130,137
Starbucks Corp.	2,899	310,135
		2,473,318
Industrial Conglomerates - 0.05%
Roper Technologies, Inc.	604	260,378

Internet & Direct Marketing Retail - 0.01%
The RealReal, Inc.	4,042	78,981

IT Services - 0.02%
Switch, Inc. - Class A	5,523	90,411

Oil, Gas & Consumable Fuels - 0.08%
Hess Corp.	4,463	235,602
Occidental Petroleum Corp.	12,013	207,945
		443,547
Personal Products - 0.06%
The Estee Lauder Companies, Inc. - Class A	1,194	317,831

Pharmaceuticals - 0.04%
Elanco Animal Health, Inc.	8,048	246,832

Professional Services - 0.05%
CoStar Group, Inc.	293	270,814

Real Estate Management & Development - 0.02%
The Howard Hughes Corp.	1,535	121,158

Road & Rail - 0.04%
Lyft, Inc. - Class A	4,581	225,065

Semiconductors & Semiconductor Equipment - 0.06%
Microchip Technology, Inc.	2,285	315,581

Software - 0.14%
Medallia, Inc.	6,377	211,844
Nutanix, Inc. - Class A	7,434	236,921
PROS Holdings, Inc.	2,558	129,870
Q2 Holdings, Inc.	1,739	220,036
		798,671
Specialty Retail - 0.05%
Burlington Stores, Inc.	1,194	312,291

Technology Hardware, Storage & Peripherals - 0.05%
Western Digital Corp.	4,638	256,899

Textiles, Apparel & Luxury Goods - 0.11%
Canada Goose Holdings, Inc. (b)	3,785	$112,679
Under Armour, Inc. - Class A	13,675	234,800
VF Corp.	3,342	285,440
		632,919
Transportation Infrastructure - 0.02%
Macquarie Infrastructure Corp.	3,308	124,215
TOTAL COMMON STOCKS (Proceeds $10,748,615)		$12,670,033

INVESTMENT COMPANIES - 6.64%
Exchange Traded Funds - 6.64%
Energy Select Sector SPDR Fund	5,603	$212,354
Financial Select Sector SPDR Fund	14,153	417,230
Invesco QQQ Trust Series 1	2,865	898,865
iShares Expanded Tech-Software Sector ETF	1,193	422,441
iShares Russell 1000 Growth ETF	1,545	372,561
iShares S&P 100 ETF	5,218	895,618
SPDR S&P 500 ETF Trust	89,950	33,630,506
Utilities Select Sector SPDR Fund	7,346	460,594
TOTAL INVESTMENT COMPANIES (Proceeds $30,890,085)		$37,310,169

TOTAL SECURITIES SOLD SHORT
(Proceeds $41,638,700) - 8.89%		$49,980,202

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2020:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks
Air Freight & Logistics	$5,594,759	$–		$–	$5,594,759
Biotechnology	19,916,404	-		-	19,916,404
Building Products	11,862,971	-		-	11,862,971
Capital Markets	29,810,338	-		-	29,810,338
Chemicals	-	-		6,486	6,486
Construction & Engineering	4,259,351	-		-	4,259,351
Containers & Packaging	23,629,914	-		-	23,629,914
Distributors	2,809,932	-		-	2,809,932
Diversified Telecommunication Services	4,175,480	-		-	4,175,480
Electronic Equipment, Instruments & Components	7,795,287	-		-	7,795,287
Food & Staples Retailing	9,345,823	-		-	9,345,823
Health Care Providers & Services	46,261,199	-		-	46,261,199
Household Durables	27,766,318	-		-	27,766,318
Interactive Media & Services	13,691,423	-		-	13,691,423
IT Services	14,390,046	-		-	14,390,046
Media	3,681,571	-		-	3,681,571
Multiline Retail	25,508,121	-		-	25,508,121
Professional Services	15,282,528	-		-	15,282,528
Semiconductors & Semiconductor Equipment	36,108,923	-		-	36,108,923
Software	16,121,156	-		-	16,121,156
Specialty Retail	13,743,107	-		-	13,743,107
Technology Hardware, Storage & Peripherals	6,035,537	-		-	6,035,537
Thrifts & Mortgage Finance	3,645,244	-		-	3,645,244
Trading Companies & Distributors	10,120,277	-		-	10,120,277
Wireless Telecommunication Services	2,245,387	-		-	2,245,387
Total Common Stocks	353,801,096	-		6,486	353,807,582
Exchange Traded Funds	105,519,167	-		-	105,519,167
Corporate Bonds	-	18,288,399		-	18,288,399
United States Treasury Obligations	-	5,352,750		-	5,352,750
Foreign Government Bonds	-	18,420,819		-	18,420,819
Money Market Funds	51,197,991	-		-	51,197,991
Total Investments in Securities	$510,518,254	$42,061,968		$6,486	$552,586,708

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$12,670,033	$-		$-	$12,670,033
Exchange Traded Funds	37,310,169	-		-	37,310,169
Total Securities Sold Short	$49,980,202	$-		$-	$49,980,202

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2020		$6,488
Accrued discounts/premiums		–
Realized gain (loss)		–
Change in unrealized depreciation		(2	) *
Purchases		–
Sales		–
Transfer into and/or out of Level 3		–
Balance as of December 31, 2020		$6,486	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2020:		$(2)

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.